Accounting Policies - Additional Information (Details)	12 Months Ended
	Sep. 30, 2024 EUR (€) Segment	Sep. 30, 2023 EUR (€)
Disclosure of changes in accounting estimates [line items]
Number of operating segments of cash generating unit | Segment	4
Incremental expense	€ 11,700,000
Deferred offering costs capitalized	0	€ 2,200,000
Restricted cash	€ 0
Office Equipment and Storage Facilities
Disclosure of changes in accounting estimates [line items]
Lease term	12 months